Commitments and Contingencies (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013 Acquisition of new dry barges	Dec. 31, 2013 Acquisition of three pushboats	Dec. 31, 2013 Chartered-in fleet acquisition	Dec. 31, 2013 Horamar	Dec. 31, 2012 Horamar	Dec. 31, 2011 Horamar	Jan. 01, 2008 Horamar	Jan. 01, 2008 Horamar Liabilities relating to VAT-related matters	Jan. 01, 2008 Horamar Liabilities for withholding tax-related matters	Jan. 01, 2008 Horamar Liabilities relating to provisions for claims	Jan. 01, 2008 Horamar Liabilities relating for income tax-related matters
Commitments and Contingencies
Contractual obligations	$ 38,271	$ 26,712	$ 483	$ 11,076	$ 829	$ 1,039	$ 2,764	$ 6,632	$ 2,907	$ 1,703	$ 1,511	$ 511
Guarantee and indemnity letter	Navios Logistics has issued a guarantee and indemnity letter that guarantees the performance by Petrolera San Antonio S.A. of all its obligations to Vitol S.A. up to $12,000. This guarantee expires on March 1, 2015.